FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of changes in financial liabilities (Details) - Capital risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	$ 16,002	$ 32,089	$ 20,148
Changes During Period
Liabilities added in respect of new leases	2,014	1,428	1,235
Other liabilities added in respect of suppliers of property, plant and equipment	12,782		575
Liabilities added in respect of acquisitions	3,696
Cash flows received			11,514
Cash flows paid	(7,293)	(17,240)	(3,370)
Amounts recognized in profit or loss and other changes	(1,142)	(275)	1,987
Balance at end of year	26,059	16,002	32,089
Short-term credit
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	0	11,589	8,030
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	5,874		0
Liabilities added in respect of acquisitions	2,000
Cash flows received			2,976
Cash flows paid	0	(11,393)	0
Amounts recognized in profit or loss and other changes	(190)	(196)	583
Balance at end of year	7,684	0	11,589
Long-term bank loans
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	5,166	7,329	3,253
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0		0
Liabilities added in respect of acquisitions	0
Cash flows received			4,734
Cash flows paid	(2,282)	(1,971)	(1,003)
Amounts recognized in profit or loss and other changes	(388)	(192)	345
Balance at end of year	2,496	5,166	7,329
Loans from others
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	3,220	5,703	2,328
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	6,908		0
Liabilities added in respect of acquisitions	0
Cash flows received			3,804
Cash flows paid	(2,577)	(2,175)	(920)
Amounts recognized in profit or loss and other changes	(184)	(308)	491
Balance at end of year	7,367	3,220	5,703
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	6,895	6,474	5,905
Changes During Period
Liabilities added in respect of new leases	2,014	1,428	1,235
Other liabilities added in respect of suppliers of property, plant and equipment	0		0
Liabilities added in respect of acquisitions	1,696
Cash flows received			0
Cash flows paid	(2,146)	(1,406)	(1,498)
Amounts recognized in profit or loss and other changes	(309)	399	832
Balance at end of year	8,150	6,895	6,474
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	721	994	632
Changes During Period
Liabilities added in respect of new leases	0	0	0
Other liabilities added in respect of suppliers of property, plant and equipment	0		575
Liabilities added in respect of acquisitions	0
Cash flows received			0
Cash flows paid	(288)	(295)	(280)
Amounts recognized in profit or loss and other changes	(71)	22	67
Balance at end of year	$ 362	$ 721	$ 994